Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Deferred income tax liability:
Deferred taxes	$ 347,021	$ 7,033,529	$ 169,914,720
Total deferred income tax liability	$ (253,422)	(5,136,424)	(12,798,187)
PEMEX
Deferred income tax asset:
Provisions		2,133,077	12,012,740	$ 11,921,054
Employee benefits provision		27,006	61,608,363	57,214,536
Advance payments from clients		98,856	198,678	220,215
Accrued liabilities		3,959,203	10,269,810	7,771,316
Non-recoverable accounts receivable		43,159	45,513	127,843
Derivative financial instruments		0	0	34,870
Wells, pipelines, properties and equipment		204,696	7,818,360	8,462,555
Tax loss carry-forwards		567,532	75,372,496	76,428,341
Deferred DUC asset net		7,033,529	167,325,960	162,180,730
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(2,010,594)	(10,194,689)	(5,070,345)
Other		(3,125,830)	(2,603,498)	(1,794,680)
Total deferred income tax liability		(5,136,424)	(12,798,187)	(6,865,025)
Net, deferred DUC asset		1,897,105	154,527,773	$ 155,315,705
PEMEX | Recognized in profit and loss
Deferred income tax asset:
Provisions		(9,879,663)	91,686
Employee benefits provision		(69,788,631)	4,393,242
Advance payments from clients		(99,822)	(21,537)
Accrued liabilities		(6,310,607)	2,498,494
Non-recoverable accounts receivable		(2,354)	(82,330)
Derivative financial instruments		0	(34,870)
Wells, pipelines, properties and equipment		(7,613,664)	(644,195)
Tax loss carry-forwards		(74,804,964)	(1,055,845)
Deferred DUC asset net		(168,499,705)	5,144,645
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		8,184,095	(5,124,344)
Other		(522,332)	(808,818)
Deferred taxes		7,661,763
Total deferred income tax liability			(5,933,162)
Net, deferred DUC asset		(160,837,942)	(788,517)
PEMEX | Recognized in OCI
Deferred income tax asset:
Provisions		0	0
Employee benefits provision		8,207,274	585
Advance payments from clients		0	0
Accrued liabilities		0	0
Non-recoverable accounts receivable		0	0
Derivative financial instruments		0	0
Wells, pipelines, properties and equipment		0	0
Tax loss carry-forwards		0	0
Deferred DUC asset net		8,207,274	585
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		0	0
Other		0	0
Total deferred income tax liability		0	0
Net, deferred DUC asset		$ 8,207,274	$ 585